Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenues (including net revenue from related party of $102,267 and $124,632 for the six months ended June 30, 2022 and 2021, respectively)	$ 94,511	$ 104,676	$ 191,327	$ 216,941	$ 468,883	$ 528,624
Operating expenses:
Direct costs of revenue	80,768	1,996	255,856	2,386	205,649	5,536
General and administrative expenses	337,695	272,644	520,974	551,203	1,247,687	1,043,242
Depreciation	0	237	0	711	1,185	2,168
Total operating expenses	418,463	274,640	776,830	553,589	1,454,521	1,050,946
Loss from operations	(323,952)	(169,964)	(585,503)	(336,648)	(985,638)	(522,322)
Other (expense) income:
Other (expense) income, net					104,918	24,668
Interest expense and payroll tax penalties					34,877	(108,797)
Interest expense	(17,835)	(328)	(21,007)	(9,577)
Total other (expense) income	(17,835)	(328)	(21,007)	(9,577)	139,795	(84,129)
Loss before income taxes	(341,787)	(170,292)	(606,510)	(346,225)	(845,843)	(606,451)
Provision for income taxes
Net loss	$ (341,787)	$ (170,292)	$ (606,510)	$ (346,225)	$ (845,843)	$ (606,451)
Basic and Diluted (loss) per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Basic and Diluted weighted average shares of common stock outstanding	234,953,286	234,953,286	234,953,286	234,953,286	243,782,416